Geographic Information - Summary of Revenues Within Geographic Areas Based upon Customers Project Location (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 692,096	$ 423,189	$ 647,899	$ 290,783
UNITED STATES
Segment Reporting Information [Line Items]
Revenues			563,157	218,380
AUSTRALIA
Segment Reporting Information [Line Items]
Revenues			51,531	51,450
Rest of World
Segment Reporting Information [Line Items]
Revenues			$ 33,211	$ 20,953